Capital and Capital Reserves	12 Months Ended
Dec. 31, 2017
Capital and Capital Reserves [Abstract]
Capital and Capital Reserves
Note 23 -	Capital and Capital Reserves

A.	Equity

	Authorized	Registered and paid up
	December 31	December 31
	2016 and 2017	2016 and 2017
Number of shares

Ordinary shares of NIS 0.1 par value each	50,000,000	29,889,045

B.	Dividend distributions

On May 21, 2015, the Company’s Board of Directors declared a dividend of NIS 2.24 per share and NIS 67 in the aggregate. The payment date was June 16, 2015.

On August 31, 2015, the Company’s Board of Directors declared a dividend of NIS 0.73 per share and NIS 22 in the aggregate. The payment date was September 29, 2015.

On November 19, 2015, the Company’s Board of Directors declared a dividend of NIS 1.27 per share and NIS 38 in the aggregate. The payment date was December 10, 2015.

On May 25, 2016, the Company’s Board of Directors declared a dividend of NIS 11.88 per share and NIS 355 in the aggregate. The payment date was June 29, 2016.